Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 10.8%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	2,007,540	107,865,124
Interactive Media & Services 8.1%
Alphabet, Inc., Class A(a)	161,600	187,771,120
Facebook, Inc., Class A(a)	820,100	136,792,680
Total		324,563,800
Total Communication Services		432,428,924
Consumer Discretionary 8.9%
Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc.	161,100	10,993,464
Starbucks Corp.	498,900	32,797,686
Total		43,791,150
Household Durables 0.2%
PulteGroup, Inc.	380,600	8,494,992
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	49,800	97,096,056
eBay, Inc.	1,861,500	55,956,690
Expedia Group, Inc.	209,000	11,760,430
Total		164,813,176
Multiline Retail 1.5%
Target Corp.	612,200	56,916,234
Specialty Retail 2.0%
AutoZone, Inc.(a)	42,500	35,955,000
Best Buy Co., Inc.	784,300	44,705,100
Total		80,660,100
Total Consumer Discretionary		354,675,652
Consumer Staples 7.7%
Food & Staples Retailing 0.3%
Walgreens Boots Alliance, Inc.	267,300	12,228,975
Food Products 1.1%
General Mills, Inc.	668,500	35,276,745
Hershey Co. (The)	48,900	6,479,250
Total		41,755,995
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 4.1%
Kimberly-Clark Corp.	501,750	64,158,772
Procter & Gamble Co. (The)	922,400	101,464,000
Total		165,622,772
Tobacco 2.2%
Altria Group, Inc.	344,400	13,317,948
Philip Morris International, Inc.	1,023,500	74,674,560
Total		87,992,508
Total Consumer Staples		307,600,250
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp.	465,200	33,708,392
ConocoPhillips Co.	1,332,700	41,047,160
Devon Energy Corp.	397,300	2,745,343
HollyFrontier Corp.	407,500	9,987,825
Valero Energy Corp.	703,900	31,928,904
Total		119,417,624
Total Energy		119,417,624
Financials 10.8%
Banks 2.5%
Bank of America Corp.	443,300	9,411,259
Citigroup, Inc.	1,975,900	83,224,908
Citizens Financial Group, Inc.	352,400	6,628,644
Total		99,264,811
Capital Markets 4.4%
Bank of New York Mellon Corp. (The)	263,600	8,878,048
BlackRock, Inc.	14,400	6,335,568
Intercontinental Exchange, Inc.	1,011,180	81,652,785
Moody’s Corp.	74,200	15,693,300
S&P Global, Inc.	236,100	57,856,305
T. Rowe Price Group, Inc.	35,700	3,486,105
Total		173,902,111
Consumer Finance 1.4%
Capital One Financial Corp.	904,330	45,596,319
Synchrony Financial	724,300	11,653,987
Total		57,250,306
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.5%
Voya Financial, Inc.	507,100	20,562,905
Insurance 2.0%
Allstate Corp. (The)	583,500	53,524,455
MetLife, Inc.	387,900	11,858,103
Prudential Financial, Inc.	297,400	15,506,436
Total		80,888,994
Total Financials		431,869,127
Health Care 15.1%
Biotechnology 2.7%
AbbVie, Inc.	433,460	33,025,317
Alexion Pharmaceuticals, Inc.(a)	249,600	22,411,584
BioMarin Pharmaceutical, Inc.(a)	212,400	17,947,800
Vertex Pharmaceuticals, Inc.(a)	152,760	36,349,242
Total		109,733,943
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	206,100	16,733,259
Dentsply Sirona, Inc.	175,670	6,821,266
Hologic, Inc.(a)	77,000	2,702,700
Medtronic PLC	1,003,700	90,513,666
Total		116,770,891
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	944,810	45,294,192
DaVita, Inc.(a)	219,300	16,679,958
HCA Healthcare, Inc.	79,200	7,116,120
Humana, Inc.	61,100	19,186,622
McKesson Corp.	289,350	39,137,481
Total		127,414,373
Pharmaceuticals 6.3%
Bristol-Myers Squibb Co.	1,049,300	58,487,982
Johnson & Johnson	448,100	58,759,353
Merck & Co., Inc.	1,402,800	107,931,432
Mylan NV(a)	1,149,500	17,139,045
Perrigo Co. PLC	193,000	9,281,370
Total		251,599,182
Total Health Care		605,518,389
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.0%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	244,700	82,941,065
Airlines 1.5%
Delta Air Lines, Inc.	167,500	4,778,775
Southwest Airlines Co.	1,534,470	54,642,477
Total		59,421,252
Electrical Equipment 1.6%
Eaton Corp. PLC	813,900	63,231,891
Machinery 2.6%
Cummins, Inc.	503,400	68,120,088
Illinois Tool Works, Inc.	250,800	35,643,696
Total		103,763,784
Professional Services 0.2%
Robert Half International, Inc.	222,600	8,403,150
Total Industrials		317,761,142
Information Technology 25.8%
Communications Equipment 2.5%
Cisco Systems, Inc.	2,534,500	99,631,195
IT Services 5.5%
MasterCard, Inc., Class A	445,400	107,590,824
VeriSign, Inc.(a)	429,480	77,345,053
Visa, Inc., Class A	209,100	33,690,192
Total		218,626,069
Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	326,000	77,294,600
Intel Corp.	869,600	47,062,752
Lam Research Corp.	14,600	3,504,000
QUALCOMM, Inc.	977,300	66,114,345
Total		193,975,697
Software 8.4%
Adobe, Inc.(a)	174,900	55,660,176
Autodesk, Inc.(a)	257,500	40,195,750
Cadence Design Systems, Inc.(a)	105,900	6,993,636
Fortinet, Inc.(a)	778,300	78,740,611
Microsoft Corp.	971,900	153,278,349
Total		334,868,522

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.(b)	487,000	123,839,230
HP, Inc.	3,581,900	62,181,784
Total		186,021,014
Total Information Technology		1,033,122,497
Materials 2.1%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	961,700	47,729,171
Metals & Mining 0.9%
Nucor Corp.	984,500	35,461,690
Total Materials		83,190,861
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	395,140	86,041,735
ProLogis, Inc.	197,200	15,848,964
SBA Communications Corp.	32,000	8,639,040
Total		110,529,739
Total Real Estate		110,529,739
Utilities 3.6%
Electric Utilities 2.9%
American Electric Power Co., Inc.	144,200	11,533,116
Entergy Corp.	297,600	27,965,472
Exelon Corp.	1,755,800	64,630,998
NRG Energy, Inc.	414,500	11,299,270
Total		115,428,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	2,232,000	30,355,200
Total Utilities		145,784,056
Total Common Stocks (Cost $4,149,144,678)		3,941,898,261

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(c),(d)	53,211,863	53,185,258
Total Money Market Funds (Cost $53,187,847)		53,185,258
Total Investments in Securities (Cost: $4,202,332,525)		3,995,083,519
Other Assets & Liabilities, Net		2,730,305
Net Assets		3,997,813,824

At March 31, 2020, securities and/or cash totaling $11,315,905 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	467	06/2020	USD	60,002,495	6,411,877	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	58,351,081	178,276,755	(183,415,973)	53,211,863	3,693	(1,441)	117,704	53,185,258
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2020